VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2022 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2021	2,467,470	32,500	2,499,970
At June 30, 2022	2,467,470	32,500	2,499,970

Accumulated depreciation
At December 31, 2021	(143,923)	(13,882)	(157,805)
Charge	(32,592)	(3,221)	(35,813)
At June 30, 2022	(176,515)	(17,103)	(193,618)

Net book value
At December 31, 2021	2,323,547	18,618	2,342,165
At June 30, 2022	2,290,955	15,397	2,306,352
The net book value of vessels that serve as collateral for the Company's long-term debt (Note 9) was $2,306.4 million as at June 30, 2022 (December 31, 2021: $2,342.2 million). The net book value of leased vessels: Flex Enterprise, Flex Endeavour, Flex Constellation, Flex Courageous and Flex Amber further referred to in Note 9 was $854.6 million as at June 30, 2022.